Fees Summary	Aug. 01, 2025 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0
Total Fee Amount	73,786.54
Total Transaction Valuation	481,949,962
Total Offset Amount	73,786.54
Net Fee	$ 0